UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-09419

PAX WORLD HIGH YIELD FUND, INC.
(Exact name of registrant as specified in charter)

222 STATE STREET, PORTSMOUTH, NH		03801-3853
(Address of principal executive offices)		(Zip code)

Pax World Management Corp. 222 State Street, Portsmouth, NH 03801-3853 ATTN.: Joseph F. Keefe
(Name and address of agent for service)

Registrant's telephone number, including area code:		800-767-1729

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2006

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1. Schedule of Investments.

Schedule of Investments (unaudited)

March 31, 2006

PAX WORLD High Yield Fund, Inc.

PERCENT OF NET ASSETS, NAME OF ISSUER AND TITLE OF ISSUE	PRINCIPAL AMOUNT	VALUE

CORPORATE BONDS: 94.1%

CONSUMER DISCRETIONARY: 19.1%
Blockbuster, Inc., 144A 9.500%, due September 1, 2012 (a)	$500,000	$440,000
Brookstone Co., Inc., 144A 12.000%, due October 15, 2012 (a)	750,000	693,750
Brown Shoe, Inc. 8.750%, due May 1, 2012	750,000	795,000
Dura Operating Corp. 9.000%, due May 1, 2009	500,000	250,000
FTD, Inc. 7.750%, due February 15, 2014	702,000	700,245
Gregg Appliances, Inc. 9.000%, due February 1, 2013	1,000,000	932,500
Harry & David Holdings, Inc. 9.000%, due March 1, 2013	750,000	720,000
Interactive Health LLC, 144A 7.250%, due April 1, 2011 (a)	1,250,000	981,250
Leslie’s Poolmart, Inc. 7.750%, due February 1, 2013	693,000	699,930
Levi Strauss & Co., 144A 8.875%, due April 1, 2016 (a)	500,000	503,750
Linens ‘n Things, Inc., 144A 10.366%, due January 15, 2014 (a)	250,000	251,875
Perry Ellis International, Inc. 8.875%, due September 15, 2013	750,000	753,750
Quebecor Media, Inc., 144A 7.750%, due March 15, 2016 (a)	250,000	258,125
Quiksilver, Inc. 6.875%, due April 15, 2015	750,000	733,125
Riddell Bell Holdings, Inc. 8.375%, due October 1, 2012	775,000	784,687
Steinway Musical Instruments, 144A 7.000%, due March 1, 2014 (a)	600,000	603,000
Uno Restaurant Corp., 144A 10.000%, due February 15, 2011 (a)	750,000	611,250
VICORP Restaurants, Inc. 10.500%, due April 15, 2011	1,180,000	1,106,250
Vitamin Shoppe Industries, Inc., 144A 12.249%, due November 15, 2012 (a)	250,000	257,500
WH Holdings Ltd. 9.500%, due April 1, 2011	1,438,000	1,560,230
		13,636,217
CONSUMER STAPLES: 11.6%
Brake Brothers Finance PLC 12.000%, due December 15, 2011 (c) (GB)	400,000	786,142
Chiquita Brands International, Inc. 8.875%, due December 1, 2015	750,000	697,500
Fage Dairy Industries SA, 144A 7.500%, due January 15, 2015 (a) (d) (GR)	500,000	561,383
Foodcorp Ltd., 144A 8.875%, due June 15, 2012 (a) (d) (SA)	500,000	670,624
Jafra Cosmetics International, Inc. 10.750%, due May 15, 2011	1,860,000	2,034,375
Jean Coutu Group PJC, Inc. 8.500%, due August 1, 2014	1,000,000	922,500
NBTY, Inc., 144A 7.125%, due October 1, 2015 (a)	1,250,000	1,187,500
Rite Aid Corp. 7.500%, due January 15, 2015	500,000	487,500

PERCENT OF NET ASSETS, NAME OF ISSUER AND TITLE OF ISSUE	PRINCIPAL AMOUNT	VALUE

CORPORATE BONDS, continued

CONSUMER STAPLES, continued
United Biscuits Finance PLC 10.750%, due April 15, 2011 (c) (GB)	$500,000	$920,716
		8,268,240
ENERGY: 9.4%
Allis-Chalmers Energy, Inc., 144A 9.000%, due January 15, 2014 (a)	750,000	742,500
Aventine Renewable Energy Holdings, Inc., 144A 10.910%, due December 15, 2011 (a)	500,000	527,500
Compagnie Generale de Geophysique 7.500%, due May 15, 2015	1,515,000	1,568,025
Copano Energy LLC, 144A 8.125%, due March 1, 2016 (a)	500,000	520,000
Denbury Resources, Inc. 7.500%, due December 15, 2015	650,000	679,250
FPL Energy Wind FDG LLC, 144A 6.125%, due March 25, 2019 (a)	941,900	917,589
LPG International, Inc. 7.250%, due December 20, 2015	1,000,000	995,000
VeraSun Energy Corp., 144A 9.875%, due December 15, 2012 (a)	250,000	266,250
Whiting Petroleum Corp. 7.000%, due February 1, 2014	500,000	497,500
		6,713,614
FINANCIALS: 7.3%
E*Trade Financial Corp. 7.375%, due September 15, 2013	600,000	615,000
FTI Consulting, Inc. 7.625%, due June 15, 2013	250,000	264,375
Klockner Investment SCA, 144A 10.500%, due May 15, 2015 (a) (d) (GM)	500,000	722,211
LaBranche & Co., Inc. 11.000%, due May 15, 2012	500,000	557,500
Omega Healthcare Investors, Inc., 144A 7.000%, due January 15, 2016 (a)	750,000	753,750
Ship Finance International Ltd. 8.500%, due December 15, 2013	1,000,000	945,000
Thornburg Mortgage, Inc. 8.000%, due May 15, 2013	1,375,000	1,375,000
		5,232,836
HEALTH CARE: 12.4%
Alliance Imaging, Inc. 7.250%, due December 15, 2012	925,000	807,062
AmerisourceBergen Corp., 144A 5.875%, due September 15, 2015 (a)	250,000	247,140
Concentra Operations Corp. 9.500%, due August 15, 2010	925,000	975,875
Mylan Laboratories, Inc. 6.375%, due August 15, 2015	750,000	757,500
National Mentor, Inc. 9.625%, due December 1, 2012	1,000,000	1,135,000
Omnicare, Inc. 6.875%, due December 15, 2015	750,000	751,875
Select Medical Corp. 7.625%, due February 1, 2015	1,250,000	1,134,375

PERCENT OF NET ASSETS, NAME OF ISSUER AND TITLE OF ISSUE	PRINCIPAL AMOUNT	VALUE

CORPORATE BONDS, continued

HEALTH CARE, continued
Universal Hospital Services, Inc. 10.125%, due November 1, 2011	$1,590,000	$1,657,575
U.S. Oncology, Inc. 10.750%, due August 15, 2014	1,305,000	1,432,237
		8,898,639
INDUSTRIALS: 9.7%
Buhrmann U.S., Inc. 8.250%, due July 1, 2014	750,000	783,750
Case Corp. 7.250%, due January 15, 2016	750,000	738,750
Da-Lite Screen Co, Inc. 9.500%, due May 15, 2011	1,000,000	1,075,000
Desarrolladora Homex SA 7.500%, due September 28, 2015	1,000,000	975,000
Kimball Hill, Inc., 144A 10.500%, due December 15, 2012 (a)	500,000	477,500
Knowledge Learning Corp., Inc., 144A 7.750%, due February 1, 2015 (a)	750,000	718,125
Ply Gem Industries, Inc. 9.000%, due February 15, 2012	1,000,000	935,000
Progress Rail Services Corp., 144A 7.750%, due April 1, 2012 (a)	525,000	548,625
Ultrapetrol Bahamas Ltd. 9.000%, due November 24, 2014	750,000	708,750
		6,960,500
INFORMATION TECHNOLOGY: 5.7%
Activant Solutions, Inc. 10.500%, due June 15, 2011	750,000	834,375
Advanced Micro Devices, Inc. 7.750%, due November 1, 2012	738,000	775,823
Dycom Industries, Inc. 8.125%, due October 15, 2015	750,000	776,250
IKON Office Solutions, Inc. 6.750%, due December 1, 2025	750,000	638,586
Stats Chippac Ltd. 7.500%, due July 19, 2010	1,000,000	1,021,250
		4,046,284
MATERIALS: 9.6%
Adaro Finance BV, 144A 8.500%, due December 8, 2010 (a)	750,000	774,375
Aleris International, Inc. 9.000%, due November 15, 2014	1,200,000	1,263,000
Blue Ridge Paper Products, Inc. 9.500%, due December 15, 2008	500,000	442,500
Cellu Tissue Holdings, Inc. 9.750%, due March 15, 2010	1,250,000	1,259,375
CSN Islands IX Corp., 144A 10.000%, due January 15, 2015 (a)	750,000	875,625
RathGibson, Inc., 144A 11.250%, due February 15, 2014	745,000	782,250
Russell Stanley Holdings, Inc., 144A 9.000%, due November 30, 2008 (a)(b)(e)	36,532	366
WII Components, Inc. 10.000%, due February 15, 2012	1,425,000	1,455,281
		6,852,772
TELECOMMUNICATION SERVICES: 8.1%
Axtel SA 11.000%, due December 15, 2013	650,000	741,000

PERCENT OF NET ASSETS, NAME OF ISSUER AND TITLE OF ISSUE	PRINCIPAL AMOUNT	VALUE

CORPORATE BONDS, continued

TELECOMMUNICATION SERVICES, continued
Cell C (PTY) Ltd., 144A 8.625%, due July 1, 2012 (a) (d) (SA)	$500,000	$661,521
City Telecom Ltd. 8.750%, due February 1, 2015	675,000	543,375
Millicom International Cellular SA 10.000%, due December 1, 2013	1,000,000	1,112,500
New Skies Satellites BV 9.573%, due November 1, 2011	965,000	998,775
Qwest Corp. 7.625%, due June 15, 2015	750,000	806,250
Tele Norte Leste Participacoes 8.000%, due December 18, 2013	367,000	392,690
Wind Acquisition Finance SA, 144A 10.750%, due December 1, 2015 (a)	500,000	542,500
		5,798,611
UTILITIES: 1.2%
Ormat Funding Corp. 8.250%, due December 30, 2020	801,163	829,204

TOTAL CORPORATE BONDS
(Cost $67,727,500)		$67,236,917

	NUMBER OF SHARES
STOCKS: 2.2%

COMMON STOCKS: 0.0%

MATERIALS: 0.0%
Russell Stanley Holdings, Inc., 144A (a)(b)(e) (Cost $0)	4,000	0

PREFERRED STOCKS: 2.2%

FINANCIALS: 2.2%
Health Care REIT, Inc. Preferred Series F	40,000	1,020,000
Nationwide Health Properties, Inc. Preferred Convertible Series B	5,000	540,000

TOTAL PREFERRED STOCKS
(Cost $1,492,800)		1,560,000

TOTAL STOCKS
(Cost $1,492,800)		1,560,000

	PRINCIPAL AMOUNT
CERTIFICATES OF DEPOSIT: 0.8%
Self Help Credit Union 4.210%, due July 4, 2006	$100,000	$100,000
ShoreBank & Trust Co. 3.710%, due May 6, 2006	100,000	100,000
ShoreBank Chicago 2.970%, due June 29, 2006	100,000	100,000
ShoreBank Cleveland 2.970%, due June 28, 2006	100,000	99,992
ShoreBank Pacific 3.570%, due June 29, 2006	200,000	200,000
TOTAL CERTIFICATES OF DEPOSIT (Cost $599,992)		599,992

PERCENT OF NET ASSETS, NAME OF ISSUER AND TITLE OF ISSUE	NUMBER OF SHARES	VALUE

MONEY MARKET SHARES: 2.9%

Pax World Money Market Fund (f) (Cost $2,055,570)	2,055,570	$2,055,570

TOTAL INVESTMENTS: 100.0%
(Cost $71,875,862)		$71,452,479

Other assets and liabilities (Net): 0.0%		(20,277)

Net Assets: 100.0%		$71,432,202

(a)	Security purchased pursuant to Rule 144A of the Securities Act of 1933 and may be resold only to qualified institutional buyers.
(b)	Security is being fair valued under the direction of the Board of Directors
(c)	Principal amount is Pound Sterling currency; value is in U.S. dollars
(d)	Principal amount is Euro currency; value is in U.S. dollars
(e)	Non income producing security
(f)	Affiliate – security is managed by Pax World Management Corp., the Fund’s Adviser

GB	Great Britain
GM	Germany
GR	Greece
SA	South Africa

Valuation of Investments

Securities listed on any national, regional, local or foreign exchange are valued at the closing prices on such exchanges. Securities listed on the NASDAQ national market system (other than options on stock and stock indices) are valued using the NASDAQ Official Closing Price (the “NOCP”). Certificates of deposit, if any, are valued at cost; accrued interest to March 31, 2006 is included in dividends and interest receivable. Valuations of bonds in the High Yield Fund are from independent pricing services or broker-dealers, which may or may not be managing underwriters. Securities and assets for which market quotations are not readily available are valued based on fair value as determined in good faith by the Adviser in accordance with procedures approved by the Board of Directors.

Federal Income Tax Cost

For Federal income tax purposes, the identified cost of investments, which was substantially the same as the cost for reporting purposes owned at March 31, 2006, as well as the gross unrealized appreciation and depreciation of investments and resulting net unrealized appreciation (depreciation) as of March 31, 2006 was $71,875,862, $1,508,329, $(1,931,712) and $(423,383), respectively.

Investment Information

The term “affiliate” is a company in which the fund has ownership of at least 5% of the voting securities. An affiliated company also includes other investment companies that are managed by a fund’s adviser. At March 31, 2006, the Fund held the following security of an affiliated company:

PaxWorld Money Market Fund, Inc.

Value at 12/31/05	Purchased Cost	Sold Cost	Value at 3/31/06	Dividends from non controlled affiliate for the three months ended 3/31/06
$3,005,929	$6,820,641	$7,771,000	$2,055,570	$29,618

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is also available on the Fund’s website at

www.paxworld.com as well as on the website of the Securities and Exchange Commission at www.sec.gov.

Item 2.                                                             Controls and Procedures.

(a)           It is the conclusion of the Registrant’s principal executive officer and principal financial officer (or persons performing similar functions) based on an evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) (the “Disclosure Controls”) as of a date within 90 days of the filing date of this report on Form N-Q, that such Disclosure Controls are reasonably designed to ensure that information required to be disclosed by the Registrant in this report on Form N-Q has been recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission and that the information required to be disclosed by the Registrant in this report on Form N-Q has been accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer (or persons performing similar functions), as appropriate to allow timely decisions regarding required disclosure.

(b)           There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.                                                             Exhibits.

Certifications of the principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached hereto.

2

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Pax World High Yield Fund, Inc.

By (Signature and Title)*	/s/	Thomas W. Grant
Thomas W. Grant, President (Principal Executive Officer)

Date	May 24, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/	Thomas W. Grant
Thomas W. Grant, President (Principal Executive Officer)

Date	May 24, 2006

By (Signature and Title)*	/s/	Janet Lawton Spates
Janet Lawton Spates, Treasurer (Principal Financial Officer)

Date	May 24, 2006

*Print the name and title of each signing officer under his or her signature.